Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Summary of intangible assets
Total intangible assets	$ 5,593	$ 2,370	$ 2,370
Accumulated amortization and impairment	(2,370)	(2,370)	(825)
Intangible assets, net	3,223		1,545
Goodwill [Member]
Summary of intangible assets
Total intangible assets	3,223
Patents [Member]
Summary of intangible assets
Total intangible assets	1,013	1,013	1,013
Outsourced Vendor Relationships [Member]
Summary of intangible assets
Total intangible assets	1,017	1,013	340
Noncompete Agreements [Member]
Summary of intangible assets
Total intangible assets	$ 340	340	1,017
Customer Lists [Member]
Summary of intangible assets
Total intangible assets